Note 22 - (Earnings) Loss Per Share (Details Textual) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Dilutive effect of all instruments on weighted average number of ordinary shares (in shares)	9,367,258	17,413,052